Income Taxes - Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/income before income tax	¥ 95	$ 14	¥ 3,876	¥ (32,495)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax (benefit)/expense with PRC statutory income tax rate	¥ 24		¥ 969	¥ (8,124)
Effect of preferential tax rate	(24)		1,589	975
Effect of non-taxable income			(1,085)	(325)
Effect of different tax rates in other jurisdictions	(2,350)		(698)	4,224
Effect of changes in tax rates	2,262		(581)	1,950
Effect of expired NOL	235
Changes in valuation allowance	(9,228)		4,667	3,250
Effect of true-up on NOL	403		(4,574)
Effect of deregistration of subsidiaries	9,279
Effect of non-deductible expenses	121		814	(957)
Income tax expense	¥ 722		¥ 1,101	¥ 993